Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Components of Gross and Net Intangible Asset
The intangible assets were recognized at their estimated fair values, which was based on certain projected future revenues and involved the use of significant judgment. Below is the detail of the intangible assets acquired:

	September 30, 2021
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$47,400	$(22,910)	$24,490
Trade names and trademarks	18,400	(8,893)	9,507
Total	$65,800	$(31,803)	$33,997

	December 31, 2020
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$47,400	$(19,355)	$28,045
Trade names and trademarks	18,400	(7,513)	10,887
Total	$65,800	$(26,868)	$38,932
Below is the detail of the intangible assets acquired:

	December 31, 2020
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$47,400	$(19,355)	$28,045
Trade names and trademarks	18,400	(7,513)	10,887
Total	$65,800	$(26,868)	$38,932

	December 31, 2019
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$47,400	$(14,615)	$32,785
Trade names and trademarks	18,400	(5,673)	12,727
Total	$65,800	$(20,288)	$45,512